As filed with the Securities and Exchange Commission on October 2, 2003


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959



                              Advisors Series Trust
                              ---------------------
               (Exact name of registrant as specified in charter)



                            615 East Michigan Street
                               Milwaukee, WI 53202
                               -------------------
               (Address of principal executive offices) (Zip code)



                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                               ------------------
                     (Name and address of agent for service)



                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: January 31, 2004
                         ----------------



Date of reporting period:  July 31, 2003
                         ---------------

Item 1. Report to Stockholders.

                                     [LOGO]

                          JACOBS & COMPANY MUTUAL FUND
                              Ticker Symbol: JACOX
                               CUSIP: 007 989 775
                  Shareholder Services toll free (877) 560-6823

                                   [Graphic]

                               Semi-Annual Report
                                  July 31, 2003


                          JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS at July 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
Shares      COMMON STOCKS: 57.74%                              Market Value
--------------------------------------------------------------------------------
            Aerospace/Defense: 5.05%
     7,200  United Technologies Corp. #                      $        541,656
                                                            ------------------

            Commercial Banks: 5.91%
    10,000  FirstMerit Corp                                           238,700
    12,300  Union Planters Corp. #                                    395,322
                                                            ------------------
                                                                      634,022
                                                            ------------------
            Computers: 7.04%
    10,000  Hewlett-Packard Co. #                                     211,700
     6,700  International Business Machines Corp. #                   544,375
                                                            ------------------
                                                                      756,075
                                                            ------------------
            Food: 6.73%
    11,500  ConAgra Foods, Inc. #                                     259,095
    53,000  Del Monte Foods Co.*                                      463,750
                                                            ------------------
                                                                      722,845
                                                            ------------------
            Manufacturing: 9.18%
     5,000  3M Co. #                                                  701,000
    10,000  General Electric Co. #                                    284,400
                                                            ------------------
                                                                      985,400
                                                            ------------------
            Petroleum (Integrated): 9.62%
     7,000  ChevronTexaco Corp. #                                     504,770
     6,000  ConocoPhillips #                                          314,040
     6,000  Exxon Mobil Corp. #                                       213,480
                                                            ------------------
                                                                    1,032,290
                                                            ------------------
            Pharmaceuticals: 3.23%
    10,000  Bristol-Myers Squibb Co. #                                262,000
     5,000  Schering-Plough Corp.                                      84,900
                                                            ------------------
                                                                      346,900
                                                            ------------------
            Semiconductor: 6.81%
    29,300  Intel Corp. #                                             731,035
                                                            ------------------

            Software: 3.08%
    12,500  Microsoft Corp. #                                         330,000
                                                            ------------------

            Telecommunication Services: 1.09%
     5,000  SBC Communications, Inc.                                  116,800
                                                            ------------------
            TOTAL COMMON STOCKS
            (Cost $5,783,554)                                       6,197,023
                                                            ------------------

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND
SCHEDULE OF INVESTMENTS at July 31, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
 Shares     EXCHANGE TRADED FUNDS:0.73%                          Market Value
--------------------------------------------------------------------------------
     2,000  Wireless HOLDRs Trust                                      78,700
                                                            ------------------

            TOTAL EXCHANGE TRADED FUNDS
            (Cost $78,820)                                             78,700
                                                            ------------------

            PREFERRED STOCKS:12.44%
--------------------------------------------------------------------------------
            Financial Services: 11.28%
    18,300  City Holding Capital Trust II                             459,330
     5,000  Corts-TR Verizon Global,
            7.375%, 12/01/2030 Series                                 131,500
     5,000  Countrywide Capital IV,
            6.75%, 4/01/2033 Series                                   122,000
     5,000  General Electric Capital Corp.,
            5.875%, 2/18/2033 Series                                  124,250
    10,000  General Electric Capital Corp.,
            6.10%, 11/15/2032 Series                                  252,000
     5,000  Wells Fargo Capital Trust VII,
            5.85%, 05/01/2033 Series                                  121,225
                                                            ------------------
                                                                    1,210,305
                                                            ------------------
            Retail: 1.16%
     5,000  Sears Roebuck Acceptance,
            7.00%, 7/15/2042 Series                                   124,100
                                                            ------------------

            TOTAL PREFERRED STOCKS
            (Cost $1,325,320)                                       1,334,405
                                                            ------------------

 Principal
  Amount    U.S. GOVERNMENT AGENCY:23.43%
--------------------------------------------------------------------------------
              Federal Home Loan Bank: 6.65%
  $200,000  4.00%, 07/30/2013                                         196,398
   250,000  4.00%, 05/07/2015                                         245,673
   300,000  4.25%, 07/16/2018                                         271,557
                                                            ------------------
                                                                      713,628
                                                            ------------------
            Federal Home Loan Mortgage Company:6.89%
   250,000  3.40%, 04/01/2011                                         242,033
   500,000  4.00%, 10/29/2012                                         497,018
                                                            ------------------
                                                                      739,051
                                                            ------------------

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND
SCHEDULE OF INVESTMENTS at July 31, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
Principal
  Amount                                                         Market Value
--------------------------------------------------------------------------------
            Government National Mortgage Association: 9.89%
  $120,494  6.00%, 01/15/2024                                $        123,208
   222,713  6.00%, 04/15/2029                                         227,087
   301,015  6.00%, 11/15/2031                                         306,698
   227,591  6.00%, 10/15/2032                                         232,090
   166,554  6.50%, 07/15/2032                                         172,547
                                                            ------------------
                                                                    1,061,630
                                                            ------------------

  Shares
--------------------------------------------------------------------------------
    14,728  Government Securities Income
            Fund Unit, Series 1C-GNMA                                     372
                                                            ------------------

            TOTAL U.S. GOVERNMENT AGENCY
            (Cost $2,574,295)                                       2,514,681
                                                            -----------------

Principal
  Amount       CORPORATE BONDS:7.35%
--------------------------------------------------------------------------------
            Chemicals: 3.06%
  $100,000  Lyondell Chemical Co.,
            9.875%, 05/01/2007                                         97,500
   250,000  Lyondell Chemical Co.,
            10.875%, 05/01/2009                                       231,250
                                                            ------------------
                                                                      328,750
                                                            ------------------
            Finance: 2.41%
   250,000  Ford Motor Credit Co., 7.50%, 06/15/2004                  258,205
                                                            ------------------

            Shipping: 1.88%
   200,000  Sea Containers Ltd., 12.50%, 12/01/2004                   201,500
                                                            ------------------

            TOTAL CORPORATE BONDS
            (Cost $796,834)                                           788,455
                                                            ------------------

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND
SCHEDULE OF INVESTMENTS at July 31, 2003 (Unaudited), Continued
--------------------------------------------------------------------------------
Shares      SHORT-TERM INVESTMENTS: 3.50%                        Market Value
--------------------------------------------------------------------------------
   375,832  Federated Cash Trust Series II Treasury
            (Cost $375,832)                                         $ 375,832
                                                            ------------------

            TOTAL SHORT-TERM INVESTMENTS
            (Cost $375,832)                                           375,832
                                                            -------------------

            Total Investments in Securities
            (Cost $10,934,655):     105.19%                        11,289,096
            Call Options Written:   (2.64%)                         (283,100)
            Liabilities in Excess
            of Other Assets: (2.55%)                                (273,718)
                                                            -------------------
            Net Assets: 100.0%                                    $10,732,278
                                                            ===================


*    Non-income producing security.
#    Security is subject to written call option.

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND
SCHEDULE OF CALL OPTIONS WRITTEN at July 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
Contracts   Underlying Security/Expiration Date/Exercise Price      Market Value
--------------------------------------------------------------------------------
            Bristol-Myers Squibb Co.
        40      Expiration September 2003, Exercise Price $30.00 . $    (400)
        60      Expiration December 2003, Exercise Price $30.00       (2,700)
            ChevronTexaco Corp.
        35      Expiration September 2003, Exercise Price $65.00 .   (24,850)
        35      Expiration September 2003, Exercise Price $70.00 .   (11,550)
            ConocoPhillips
        60      Expiration November 2003, Exercise Price $55.00 .     (6,900)
            ConAgra Foods, Inc.
       115      Expiration September 2003, Exercise Price $22.50 .    (8,625)
            Exxon Mobil Corp.
         7      Expiration October 2003, Exercise Price $37.50          (245)
            General Electric Co.
        50      Expiration December 2003, Exercise Price $30.00 ..    (4,750)
            Hewlett-Packard Co.
        57      Expiration November 2003, Exercise Price $20.00 .    (16,245)
        43      Expiration January 2004, Exercise Price $20.00       (12,040)
            Intel Corp.
       101      Expiration October 2003, Exercise Price $22.50       (34,340)
       192      Expiration January 2004, Exercise Price $25.00       (44,160)
            International Business Machines Corp.
        33      Expiration October 2003, Exercise Price $85.00        (7,260)
        34      Expiration October 2003, Exercise Price $90.00        (3,060)
            Microsoft Corp.
       125      Expiration January 2004, Exercise Price $27.50       (21,250)
            3M Co.
        25      Expiration October 2003, Exercise Price $135.00      (18,250)
        25      Expiration January 2004, Exercise Price $140.00      (16,000)
            Union Planters Corp.
       123      Expiration September 2003, Exercise Price $32.50 .    (7,995)
            United Technologies Corp.
        72      Expiration January 2004, Exercise Price $75.00       (42,480)
                                                                  -------------
            Total Call Options Written
                  (proceeds $235,604)                              $(283,100)
                                                                  =============


See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND
STATEMENT OF ASSETS AND LIABILITIES at July 31, 2003 (Unaudited)
ASSETS
Investments in securities, at value
   (identified cost $10,934,655)                                  $11,289,096
Receivables
       Securities sold                                                 98,420
       Dividends and interest                                          46,974
       Prepaid expenses                                                 4,984
                                                            ------------------
           Total assets                                            11,439,474
                                                            ------------------

LIABILITIES
Call options written, at value (proceeds $235,604)                    283,100
Payables
   Securities purchased                                               201,569
   Due to Advisor                                                       2,641
   Due to Custodian                                                   193,848
   Due to Administrator                                                 3,058
   Distribution fees                                                    2,326
Other accrued expenses                                                 20,654
                                                            ------------------
       Total liabilities                                              707,196
                                                            ------------------

NET ASSETS                                                        $10,732,278
                                                            ==================


Net asset value, offering and redemption price per share
   [$10,732,278 / 1,244,530 shares outstanding;
   unlimited number of shares (par value $0.01) authorized]...          $8.62
                                                            ==================


COMPONENTS OF NET ASSETS
Paid-in capital                                                   $12,292,814
Undistributed net investment income                                   128,781
Accumulated net realized loss on investments                       (1,996,262)
Net unrealized appreciation / (depreciation) of:
   Investments                                                        354,441
   Options written                                                    (47,496)
                                                            ------------------
NET ASSETS                                                        $10,732,278
                                                            ==================


See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
     Income
         Dividends                                           $        126,318
         Interest                                                      93,043
                                                            ------------------
              Total income                                            219,361
                                                            ------------------

     Expenses
         Advisory fees (Note 3)                                        54,512
         Administration fees (Note 3)                                  17,852
         Fund accounting fees                                          14,132
         12b-1 fees (Note 4)                                           13,628
         Custody fees                                                  10,688
         Transfer agent fees                                           10,661
         Audit fees                                                     8,679
         Legal fees                                                     6,667
         Registration fees                                              3,224
         Directors fees                                                 2,976
         Shareholder reporting                                          2,476
                  Other                                                 1,492
                  Insurance fees                                          793
                                                            ------------------
                           Total expenses                             147,780
                           Less: advisory fee waiver (Note 3)         (38,756)
                                                            ------------------
                           Net expenses                               109,024
                                                            ------------------
                                    Net investment income             110,337
                                                            ------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
         Net realized loss from security transactions              (1,133,837)
         Net change in unrealized appreciation on investments        287,472
                                                            ------------------
                  Net realized and unrealized loss on investments    (846,365)
                                                            ------------------
                           Net Decrease in Net Assets
                           Resulting from Operations          $      (736,028)
                                                            ==================


See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                Six Months Ended        Year
                                                    July 31,            Ended
                                                     2003            January 31,
                                                  (Unaudited)           2003
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
OPERATIONS
         Net investment income                     $ 110,337       $ 159,120
         Net realized loss
           on security transactions               (1,133,837)       (972,073)
         Net change in unrealized appreciation/
           (depreciation) on investments             287,472        (104,159)
                                                ---------------  ---------------
                  Net decrease in net assets
                    resulting from operations       (736,028)       (917,112)
                                                ---------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS
         From net investment income                     --          (155,060)
         From net realized gain                         --              --
                                                ---------------  ---------------
                  Total dividends and
                  distribution to shareholders          --          (155,060)
                                                ---------------  ---------------

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
         Net increase/(decrease) in net assets
           derived from net change
           in outstanding shares                     (63,726)       2,672,948
                                                ---------------  ---------------
Total increase/(decrease)
in net assets                                       (799,754)       1,600,776
                                                ---------------  ---------------
NET ASSETS
Beginning of period                               11,532,032        9,931,256
                                                ---------------  ---------------
End of period                                    $10,732,278      $11,532,032
                                                ===============  ===============
(a) A summary of share transactions is as follows:
                               Six Months Ended             Year
                                July 31, 2003               Ended
                                 (Unaudited)           January 31, 2003
                           -----------------------------------------------------
                                         Paid in                     Paid in
                            Shares       Capital        Shares       Capital
                           -----------------------------------------------------
Shares sold                112,673      $  994,933     424,249     $4,082,294
Shares issued for
reinvestment of dividends
and distributions               --              --      16,292       150,377
Shares redeemed           (121,889)   (1,058,659)     (161,905)    (1,559,723)
                           -----------------------------------------------------
Net increase                (9,216)    $ (63,726)      278,636     $2,672,948
                           =====================================================

See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND
FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                       Six Months                 June 11, 2001*
                                          Ended      Year Ended      Through
                                      July 31, 2003  January 31,    January 31,
                                       (Unaudited)      2003          2002
--------------------------------------------------------------------------------
Net asset value,
     beginning of period                  $9.20       $10.18        $10.00
                                      ------------------------------------------
Income from investment operations:
         Net investment income             0.09         0.13          0.06
         Net realized and unrealized
           gain/(loss) on investments     (0.67)       (0.98)         0.21
                                      ------------------------------------------
Total from
     investment operations                (0.58)       (0.85)         0.27
                                      ------------------------------------------
Less Distributions:
     From net investment income...         0.00        (0.13)        (0.07)
     From net realized
       gain on investments                 0.00         0.00         (0.02)
                                      ------------------------------------------
Total distributions                        0.00        (0.13)        (0.09)
                                      ------------------------------------------
Net asset value, end of period            $8.62       $ 9.20        $10.18
                                      ==========================================
Total return                              (6.30%)+     (8.39%)        2.74%+
Ratios/supplemental data:
Net assets,
     end of period (thousands)           $10,732      $11,532        $9,931
Ratio of expenses to
     average net assets:
         Before expense
           reimbursement                   2.71%**      3.54%         5.96%**
         After expense
           reimbursement                   2.00%**      2.00%         2.00%**
Ratio of net investment
     income to average net assets
         After expense
           reimbursement                   2.02%**      1.50%         1.57%**
Portfolio turnover rate                  169.6%       190.7%         49.7%

*    Commencement of operations.
+    Not Annualized.
**   Annualized.


See Notes to Financial Statements.

                          JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS at July 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

     The Jacobs & Company Mutual Fund (the "Fund") is a series of shares of beneficial interest of the Advisors Series Trust (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on June 11, 2001. The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital. The Advisor seeks to achieve its objective by investing in a combination of equity and fixed-income securities. In selecting equity securities for the Fund, the Advisor seeks growth stocks of large-capitalization domestic companies that the Advisor believes to be of high-quality, based on its analysis of factors such as potential earnings growth, strength of management, product development and dividend history. In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk. Covered call options will be written on equity securities to enhance total return and provide additional protection during corrections and consolidations in the equity markets.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily

                          JACOBS & COMPANY MUTUAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

          available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

     C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective security. Paydown gains and losses on mortgage backed securities are recorded as adjustments to interest income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.
          Actual  results  could  differ  from  those   estimates.

     E. Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

          When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and

                          JACOBS & COMPANY MUTUAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

          liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (called) and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

          The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY
         TRANSACTIONS

     Jacobs & Company (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the six months ended July 31, 2003, the Fund incurred $54,512 in advisory fees.

                          JACOBS & COMPANY MUTUAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, for an indefinite period, so that its ratio of expenses to average net assets will not exceed 2.00%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. For the six months ended July 31, 2003, the Advisor absorbed expenses of $38,756; no amounts were reimbursed to the Advisor. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $326,601 at July 31, 2003, and will expire as follows:

                               Year         Amount
                               ----         ------
                               2007        $124,518
                               2008        $202,083

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Fund Asset Level                   Fee rate
----------------                   --------
Less than $24 million              $36,000
$24 to $100 million                0.15% of average daily net assets
$100 to $150 million               0.10% of average daily net assets
More than $150 million             0.05% of average daily net assets

                          JACOBS & COMPANY MUTUAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

     For the six months ended July 31, 2003, the Fund incurred $17,852 in administration fees.

     U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund. Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Trust are officers of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended July 31, 2003, the Fund paid the Distribution Coordinator $13,628.

NOTE 5 - OPTION CONTRACTS WRITTEN

     The number of option contracts written and the premiums received by the Jacobs & Company Mutual Fund during the six months ended July 31, 2003, were as follows:

                                   Number of Contracts         Premiums Received
                                   -------------------         -----------------
Options outstanding,
 beginning of period                     1,304                  $   234,471
Options written                         11,864                    2,124,486
Options exercised                         (477)                     (51,452)
Options expired                             --                           --
Options closed                         (11,459)                  (2,071,901)
                                       -------                   ----------
Options outstanding,
 end of period                           1,232                  $   235,604
                                         =====                  ===========


                          JACOBS & COMPANY MUTUAL FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     During the six months ended July 31, 2003, the aggregate purchases and sales of securities (excluding short-term investments) were:

                                      Purchases                 Sales
                                      ---------                 -----
      Long Transactions              $17,869,038            $17,252,398

NOTE 7 - CHANGE OF AUDITORS

     On June 13, 2003, PricewaterhouseCoopers LLP ("PwC") resigned as the independent auditors for Advisors Series Trust (the "Company"), of which Jacobs & Company Mutual Fund (the "Fund") is one of sixteen series of the Company. On June 13, 2003, the Company retained Tait Weller & Baker CPA's, LLP ("Tait") as the independent auditors for all sixteen series of the Company. The retention of Tait as the independent auditors of each series of the Company has been approved by the Company's Audit Committee and Board of Trustees.

                      (This Page Intentionally Left Blank.)

                                     Advisor
                                Jacobs & Company
                          300 Summers Street, Suite 970
                              Charleston, WV 25301
                            www.jacobsandcompany.com

                                   Distributor
                            Quasar Distributors, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-560-6823.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.


Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]


Item 7.  Disclosure  of Proxy Voting  Policies  and  Procedures  for  Closed-End
--------------------------------------------------------------------------------
     Management Investment Companies.
     --------------------------------

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable for semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Advisors Series Trust
                       ---------------------

         By (Signature and Title) /s/ Eric M. Banhazl
                                  --------------------------
                                  Eric M. Banhazl, President

         Date     9/25/03
                  -------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant)  Advisors Series Trust
                       ---------------------

         By (Signature and Title) /s/ Eric M. Banhazl
                                  --------------------------
                                  Eric M. Banhazl, President

         Date     9/25/03
                  -------

         By (Signature and Title) /s/ Douglas G. Hess
                                 -------------------------------
                                      Douglas G. Hess, Treasurer

         Date       9/25/03
                    -------